Foreign Exchange Gains and Losses (Tables)	6 Months Ended
Jun. 30, 2023
Foreign Exchange Gains and Loss [Abstract]
Summary Of Foreign Exchange Gains And Losses

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Foreign exchange loss, net	(2,104)	(725)